UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	5.3
Apple, Inc.	3.9
Amazon.com, Inc.	3.7
Visa, Inc. Class A	2.2
MasterCard, Inc. Class A	2.0
The Home Depot, Inc.	1.9
Facebook, Inc. Class A	1.6
The Walt Disney Co.	1.6
UnitedHealth Group, Inc.	1.6
Alphabet, Inc. Class C	1.5
25.3

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Information Technology	33.9
Consumer Discretionary	14.0
Industrials	11.3
Health Care	10.8
Communication Services	8.8

Asset Allocation (% of fund's net assets)

As of September 30, 2019*
Stocks	98.6%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 4.2%

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.8%
Entertainment - 1.7%
The Walt Disney Co.	2,009,890	$261,929
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	7,854,619	18,851
		280,780
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	202,316	247,056
Class C (a)	209,354	255,203
Facebook, Inc. Class A (a)	1,500,900	267,280
		769,539
Media - 2.5%
Charter Communications, Inc. Class A (a)	404,200	166,579
Comcast Corp. Class A	5,410,000	243,883
		410,462

TOTAL COMMUNICATION SERVICES		1,460,781

CONSUMER DISCRETIONARY - 14.0%
Hotels, Restaurants & Leisure - 4.7%
Hilton Worldwide Holdings, Inc.	1,851,824	172,423
Marriott International, Inc. Class A	109,353	13,600
McDonald's Corp.	1,152,252	247,400
Starbucks Corp.	1,953,900	172,764
Yum! Brands, Inc.	1,537,345	174,381
		780,568
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	357,100	619,893
Multiline Retail - 0.8%
Dollar General Corp.	822,667	130,755
Specialty Retail - 3.6%
Ross Stores, Inc.	1,204,451	132,309
The Home Depot, Inc.	1,336,266	310,040
TJX Companies, Inc.	2,716,221	151,402
		593,751
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	2,108,349	198,016

TOTAL CONSUMER DISCRETIONARY		2,322,983

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	647,300	186,494
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	761,555	119,031
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	974,835	193,943

TOTAL CONSUMER STAPLES		499,468

FINANCIALS - 4.8%
Capital Markets - 3.8%
Intercontinental Exchange, Inc.	1,765,052	162,861
Moody's Corp.	749,668	153,554
MSCI, Inc.	662,574	144,275
S&P Global, Inc.	685,069	167,828
		628,518
Insurance - 1.0%
Marsh & McLennan Companies, Inc.	1,685,965	168,681

TOTAL FINANCIALS		797,199

HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 5.7%
Becton, Dickinson & Co.	757,071	191,509
Boston Scientific Corp. (a)	4,224,808	171,907
Danaher Corp.	1,335,159	192,837
IDEXX Laboratories, Inc. (a)	244,218	66,410
Intuitive Surgical, Inc. (a)	308,700	166,676
Stryker Corp.	758,029	163,962
		953,301
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	1,202,827	261,398
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	705,600	107,738
Life Sciences Tools & Services - 2.0%
Mettler-Toledo International, Inc. (a)	185,190	130,448
Thermo Fisher Scientific, Inc.	699,092	203,625
		334,073
Pharmaceuticals - 0.9%
Zoetis, Inc. Class A	1,186,666	147,847

TOTAL HEALTH CARE		1,804,357

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.5%
HEICO Corp. Class A	1,083,600	105,445
Northrop Grumman Corp.	469,135	175,827
TransDigm Group, Inc.	265,773	138,380
		419,652
Commercial Services & Supplies - 1.6%
Cintas Corp.	473,500	126,945
Waste Connection, Inc. (United States)	1,516,291	139,499
		266,444
Electrical Equipment - 0.8%
AMETEK, Inc.	1,505,925	138,274
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	364,585	130,011
Machinery - 0.7%
IDEX Corp.	671,746	110,086
Professional Services - 2.8%
CoStar Group, Inc. (a)	124,700	73,972
IHS Markit Ltd. (a)	2,346,705	156,948
TransUnion Holding Co., Inc.	1,333,166	108,133
Verisk Analytics, Inc.	759,600	120,123
		459,176
Road & Rail - 2.1%
Norfolk Southern Corp.	787,405	141,465
Uber Technologies, Inc.	966,928	27,989
Union Pacific Corp.	1,121,065	181,590
		351,044

TOTAL INDUSTRIALS		1,874,687

INFORMATION TECHNOLOGY - 33.5%
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	1,483,903	143,197
IT Services - 12.6%
Accenture PLC Class A	1,095,010	210,625
Automatic Data Processing, Inc.	994,600	160,548
Fidelity National Information Services, Inc.	1,248,694	165,777
Fiserv, Inc. (a)	1,430,000	148,134
FleetCor Technologies, Inc. (a)	416,082	119,324
Gartner, Inc. (a)	875,100	125,131
Global Payments, Inc.	1,085,642	172,617
MasterCard, Inc. Class A	1,209,307	328,412
PayPal Holdings, Inc. (a)	1,782,500	184,649
VeriSign, Inc. (a)	646,400	121,930
Visa, Inc. Class A	2,095,084	360,375
		2,097,522
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	1,185,394	132,444
Texas Instruments, Inc.	1,461,800	188,923
		321,367
Software - 14.2%
Adobe, Inc. (a)	885,100	244,509
ANSYS, Inc. (a)	603,500	133,591
Aspen Technology, Inc. (a)	875,100	107,707
Autodesk, Inc. (a)	711,500	105,089
Cadence Design Systems, Inc. (a)	1,689,400	111,636
Cloudflare, Inc.	878,142	14,676
Intuit, Inc.	628,800	167,223
Microsoft Corp.	6,376,300	886,499
Salesforce.com, Inc. (a)	1,385,684	205,691
ServiceNow, Inc. (a)	475,825	120,788
Synopsys, Inc. (a)	958,700	131,582
Tanium, Inc. Class B (a)(c)(d)	415,800	3,900
Workday, Inc. Class A (a)	706,500	120,077
		2,352,968
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	2,902,213	650,009

TOTAL INFORMATION TECHNOLOGY		5,565,063

MATERIALS - 3.1%
Chemicals - 3.1%
Ecolab, Inc.	911,982	180,609
Linde PLC	985,471	190,905
Sherwin-Williams Co.	252,379	138,776
		510,290
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	821,328	126,517
American Tower Corp.	1,018,198	225,154
Crown Castle International Corp.	1,311,515	182,314
Equinix, Inc.	336,200	193,920
Equity Lifestyle Properties, Inc.	867,749	115,931
Extra Space Storage, Inc.	1,001,211	116,961
Prologis, Inc.	2,338,484	199,286
SBA Communications Corp. Class A	591,600	142,664
		1,302,747
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (b)(c)(d)(e)	500,000	279
RREF CMBS AIV, LP (b)(c)(d)(e)(f)	500,000	20,586
RREF Midtown Colony REIT, Inc.(a)(b)(c)(d)(e)(g)	500,000	0
		20,865

TOTAL REAL ESTATE		1,323,612

UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	1,003,560	233,819
TOTAL COMMON STOCKS
(Cost $11,844,744)		16,392,259

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc.:
Series C (a)(c)(d)	34,090,300	8,267
Series D (c)(d)	6,659,794	1,615
		9,882
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc. Series H (c)(d)	766,871	13,113
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Bird Rides, Inc. Series C (c)(d)	527,862	6,819
Malwarebytes Corp. Series B (a)(c)(d)	3,373,494	60,251
		67,070
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $59,048)		90,065

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.96% (h)
(Cost $234,618)	234,571,060	234,618
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $12,138,410)		16,716,942
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(84,251)
NET ASSETS - 100%		$16,632,691

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,681,000 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$6,200
Malwarebytes Corp. Series B	12/21/15	$35,000
Neutron Holdings, Inc. Series C	7/3/18	$6,233
Neutron Holdings, Inc. Series D	1/25/19	$1,615
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	15,528
RREF Midtown Colony REIT, Inc.	12/31/12	1,423
Sweetgreen, Inc. Series H	11/9/18	$10,000
Tanium, Inc. Class B	4/21/17	$2,064
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,437
Total	$3,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$315	$--	$--	$95	$--	$(36)	$279
RREF CMBS AIV, LP	19,640	--	--	984	--	946	20,586
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$19,955	$--	$--	$1,079	$--	$910	$20,865

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,460,781	$1,441,930	$--	$18,851
Consumer Discretionary	2,332,865	2,322,983	--	9,882
Consumer Staples	512,581	499,468	--	13,113
Financials	797,199	797,199	--	--
Health Care	1,804,357	1,804,357	--	--
Industrials	1,874,687	1,846,698	27,989	--
Information Technology	5,632,133	5,546,487	14,676	70,970
Materials	510,290	510,290	--	--
Real Estate	1,323,612	1,302,747	--	20,865
Utilities	233,819	233,819	--	--
Money Market Funds	234,618	234,618	--	--
Total Investments in Securities:	$16,716,942	$16,540,596	$42,665	$133,681

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$189,187
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(33,428)
Cost of Purchases	--
Proceeds of Sales	(22,078)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$133,681
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2019	$830

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,871,547)	$16,461,459
Fidelity Central Funds (cost $234,618)	234,618
Other affiliated issuers (cost $32,245)	20,865
Total Investment in Securities (cost $12,138,410)		$16,716,942
Cash		369
Restricted cash		169
Receivable for investments sold		130,371
Receivable for fund shares sold		2,348
Dividends receivable		4,632
Distributions receivable from Fidelity Central Funds		459
Prepaid expenses		34
Other receivables		1,763
Total assets		16,857,087
Liabilities
Payable for investments purchased	$201,320
Payable for fund shares redeemed	11,280
Accrued management fee	8,311
Other affiliated payables	1,800
Other payables and accrued expenses	1,685
Total liabilities		224,396
Net Assets		$16,632,691
Net Assets consist of:
Paid in capital		$9,864,000
Total accumulated earnings (loss)		6,768,691
Net Assets		$16,632,691
Net Asset Value and Maximum Offering Price
Magellan:
Net Asset Value, offering price and redemption price per share ($15,186,265 ÷ 1,400,053 shares)		$10.85
Class K:
Net Asset Value, offering price and redemption price per share ($1,446,426 ÷ 133,517 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends (including $1,079 earned from other affiliated issuers)		$99,271
Income from Fidelity Central Funds		3,437
Total income		102,708
Expenses
Management fee
Basic fee	$44,908
Performance adjustment	6,010
Transfer agent fees	10,014
Accounting fees and expenses	782
Custodian fees and expenses	71
Independent trustees' fees and expenses	45
Registration fees	52
Audit	48
Legal	18
Interest	1
Miscellaneous	54
Total expenses before reductions	62,003
Expense reductions	(509)
Total expenses after reductions		61,494
Net investment income (loss)		41,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,131,371
Redemptions in-kind with affiliated entities	44,325
Fidelity Central Funds	2
Foreign currency transactions	(285)
Total net realized gain (loss)		2,175,413
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,065,698)
Fidelity Central Funds	(2)
Other affiliated issuers	910
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(1,064,793)
Net gain (loss)		1,110,620
Net increase (decrease) in net assets resulting from operations		$1,151,834

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,214	$104,744
Net realized gain (loss)	2,175,413	891,584
Change in net unrealized appreciation (depreciation)	(1,064,793)	65,264
Net increase (decrease) in net assets resulting from operations	1,151,834	1,061,592
Distributions to shareholders	(178,835)	(1,551,557)
Share transactions - net increase (decrease)	(659,220)	(368,237)
Total increase (decrease) in net assets	313,779	(858,202)
Net Assets
Beginning of period	16,318,912	17,177,114
End of period	$16,632,691	$16,318,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Magellan Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$10.57	$9.72	$8.75	$9.52	$9.43
Income from Investment Operations
Net investment income (loss)B	.03	.06	.08C	.06	.06	.08
Net realized and unrealized gain (loss)	.70	.57	1.78	1.18	(.13)D	1.22
Total from investment operations	.73	.63	1.86	1.24	(.07)	1.30
Distributions from net investment income	(.02)	(.06)	(.08)	(.06)	(.05)	(.07)
Distributions from net realized gain	(.10)	(.91)	(.93)	(.21)	(.65)	(1.14)
Total distributions	(.11)E	(.97)	(1.01)	(.27)	(.70)	(1.21)
Net asset value, end of period	$10.85	$10.23	$10.57	$9.72	$8.75	$9.52
Total ReturnF,G	7.22%	6.51%	20.16%	14.46%	(.99)%D	14.98%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.67%	.69%	.68%	.84%	.68%
Expenses net of fee waivers, if any	.75%J	.67%	.69%	.67%	.84%	.68%
Expenses net of all reductions	.74%J	.66%	.69%	.67%	.83%	.68%
Net investment income (loss)	.48%J	.60%	.79%C	.68%	.62%	.83%
Supplemental Data
Net assets, end of period (in millions)	$15,186	$14,729	$14,906	$13,467	$12,950	$14,224
Portfolio turnover rateK	124%J,L	42%L	53%L	51%	78%	71%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.05)%

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.097 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Magellan Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.56	$9.71	$8.74	$9.50	$9.42
Income from Investment Operations
Net investment income (loss)B	.03	.07	.09C	.07	.07	.09
Net realized and unrealized gain (loss)	.70	.57	1.78	1.18	(.12)D	1.21
Total from investment operations	.73	.64	1.87	1.25	(.05)	1.30
Distributions from net investment income	(.02)	(.07)	(.09)	(.06)	(.06)	(.08)
Distributions from net realized gain	(.10)	(.91)	(.93)	(.22)	(.65)	(1.14)
Total distributions	(.12)	(.98)	(1.02)	(.28)	(.71)	(1.22)
Net asset value, end of period	$10.83	$10.22	$10.56	$9.71	$8.74	$9.50
Total ReturnE,F	7.15%	6.63%	20.27%	14.57%	(.89)%D	15.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.58%	.61%	.58%	.74%	.58%
Expenses net of fee waivers, if any	.67%I	.58%	.60%	.58%	.74%	.58%
Expenses net of all reductions	.66%I	.58%	.60%	.58%	.74%	.58%
Net investment income (loss)	.57%I	.69%	.88%C	.78%	.71%	.93%
Supplemental Data
Net assets, end of period (in millions)	$1,446	$1,590	$2,271	$1,893	$2,252	$2,528
Portfolio turnover rateJ	124%I,K	42%K	53%K	51%	78%	71%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,539 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,667,611
Gross unrealized depreciation	(94,640)
Net unrealized appreciation (depreciation)	$4,572,971
Tax cost	$12,143,971

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $39,885 in these Subsidiaries, representing .24% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is less than five hundred dollars. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $10,145,706 and $10,593,012, respectively.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 9,679* shares of the Fund were redeemed in-kind for investments and cash with a value of $104,703. The Fund had a net realized gain of $45,383 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Magellan	$9,653.13
Class K	361.05
	$10,014

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $289 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,568	2.36%	$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 11,607 shares of the Fund were redeemed in-kind for investments and cash with a value of $124,780. The net realized gain of $44,325 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $422 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Magellan	$26

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $61.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2019	Year ended March 31, 2019
Distributions to shareholders
Magellan	$161,190	$1,362,766
Class K	17,645	188,791
Total	$178,835	$1,551,557

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2019	Year ended March 31, 2019(a)	Six months ended September 30, 2019	Year ended March 31, 2019
Magellan
Shares sold	10,093	27,889	$107,665	$289,309
Reinvestment of distributions	14,774	130,932	153,208	1,296,977
Shares redeemed	(64,089)	(129,716)	(683,733)	(1,340,264)
Net increase (decrease)	(39,222)	29,105	$(422,860)	$246,022
Class K
Shares sold	4,308	19,494	$45,958	$202,900
Reinvestment of distributions	1,705	19,017	17,645	188,791
Shares redeemed	(28,045)(b)	(98,072)(c)	(299,963)(b)	(1,005,950)(c)
Net increase (decrease)	(22,032)	(59,561)	$(236,360)	$(614,259)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Magellan	.75%
Actual		$1,000.00	$1,072.20	$3.89
Hypothetical-C		$1,000.00	$1,021.25	$3.79
Class K	.67%
Actual		$1,000.00	$1,071.50	$3.47
Hypothetical-C		$1,000.00	$1,021.65	$3.39

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

MAG-SANN-1119
1.537468.122

Fidelity® Magellan® K6 Fund

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	5.4
Apple, Inc.	3.9
Amazon.com, Inc.	3.8
Visa, Inc. Class A	2.2
MasterCard, Inc. Class A	2.0
The Home Depot, Inc.	1.9
Facebook, Inc. Class A	1.6
UnitedHealth Group, Inc.	1.6
The Walt Disney Co.	1.6
Alphabet, Inc. Class C	1.6
25.6

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Information Technology	33.6
Consumer Discretionary	14.1
Industrials	11.2
Health Care	11.0
Communication Services	8.8

Asset Allocation (% of fund's net assets)

As of September 30, 2019 *
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 4.1%

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Entertainment - 1.6%
The Walt Disney Co.	14,922	$1,944,635
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	1,542	1,882,998
Class C (a)	1,594	1,943,086
Facebook, Inc. Class A (a)	11,168	1,988,797
		5,814,881
Media - 2.5%
Charter Communications, Inc. Class A (a)	3,059	1,260,675
Comcast Corp. Class A	40,941	1,845,620
		3,106,295

TOTAL COMMUNICATION SERVICES		10,865,811

CONSUMER DISCRETIONARY - 14.1%
Hotels, Restaurants & Leisure - 4.7%
Hilton Worldwide Holdings, Inc.	13,769	1,282,032
Marriott International, Inc. Class A	742	92,283
McDonald's Corp.	8,720	1,872,271
Starbucks Corp.	14,610	1,291,816
Yum! Brands, Inc.	11,433	1,296,845
		5,835,247
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	2,680	4,652,239
Multiline Retail - 0.8%
Dollar General Corp.	6,314	1,003,547
Specialty Retail - 3.6%
Ross Stores, Inc.	9,038	992,824
The Home Depot, Inc.	9,932	2,304,423
TJX Companies, Inc.	20,836	1,161,399
		4,458,646
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	15,821	1,485,908

TOTAL CONSUMER DISCRETIONARY		17,435,587

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	4,941	1,423,552
Food Products - 0.7%
McCormick & Co., Inc. (non-vtg.)	5,685	888,566
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	7,315	1,455,319

TOTAL CONSUMER STAPLES		3,767,437

FINANCIALS - 4.8%
Capital Markets - 3.8%
Intercontinental Exchange, Inc.	13,145	1,212,889
Moody's Corp.	5,555	1,137,831
MSCI, Inc.	4,905	1,068,064
S&P Global, Inc.	5,060	1,239,599
		4,658,383
Insurance - 1.0%
Marsh & McLennan Companies, Inc.	12,651	1,265,733

TOTAL FINANCIALS		5,924,116

HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 5.8%
Becton, Dickinson & Co.	5,681	1,437,066
Boston Scientific Corp. (a)	31,703	1,289,995
Danaher Corp.	10,019	1,447,044
IDEXX Laboratories, Inc. (a)	2,100	571,053
Intuitive Surgical, Inc. (a)	2,336	1,261,276
Stryker Corp.	5,688	1,230,314
		7,236,748
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	9,103	1,978,264
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	5,300	809,257
Life Sciences Tools & Services - 2.0%
Mettler-Toledo International, Inc. (a)	1,420	1,000,248
Thermo Fisher Scientific, Inc.	5,246	1,528,002
		2,528,250
Pharmaceuticals - 0.9%
Zoetis, Inc. Class A	8,801	1,096,517

TOTAL HEALTH CARE		13,649,036

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
HEICO Corp. Class A	8,100	788,211
Northrop Grumman Corp.	3,554	1,332,004
TransDigm Group, Inc.	1,994	1,038,216
		3,158,431
Commercial Services & Supplies - 1.6%
Cintas Corp.	3,525	945,053
Waste Connection, Inc. (United States)	11,546	1,062,232
		2,007,285
Electrical Equipment - 0.8%
AMETEK, Inc.	11,263	1,034,169
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	2,736	975,658
Machinery - 0.7%
IDEX Corp.	5,007	820,547
Professional Services - 2.7%
CoStar Group, Inc. (a)	900	533,880
IHS Markit Ltd. (a)	17,526	1,172,139
TransUnion Holding Co., Inc.	9,905	803,395
Verisk Analytics, Inc.	5,638	891,593
		3,401,007
Road & Rail - 2.0%
Norfolk Southern Corp.	6,044	1,085,865
Uber Technologies, Inc.	53	1,615
Union Pacific Corp.	8,412	1,362,576
		2,450,056

TOTAL INDUSTRIALS		13,847,153

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	11,389	1,099,039
IT Services - 12.7%
Accenture PLC Class A	8,217	1,580,540
Automatic Data Processing, Inc.	7,463	1,204,677
Fidelity National Information Services, Inc.	9,370	1,243,961
Fiserv, Inc. (a)	10,681	1,106,445
FleetCor Technologies, Inc. (a)	3,143	901,350
Gartner, Inc. (a)	6,500	929,435
Global Payments, Inc.	8,108	1,289,172
MasterCard, Inc. Class A	9,152	2,485,409
PayPal Holdings, Inc. (a)	13,202	1,367,595
VeriSign, Inc. (a)	4,834	911,837
Visa, Inc. Class A	15,855	2,727,219
		15,747,640
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	9,073	1,013,726
Texas Instruments, Inc.	10,969	1,417,634
		2,431,360
Software - 14.1%
Adobe, Inc. (a)	6,615	1,827,394
ANSYS, Inc. (a)	4,637	1,026,446
Aspen Technology, Inc. (a)	6,500	800,020
Autodesk, Inc. (a)	5,282	780,151
Cadence Design Systems, Inc. (a)	12,600	832,608
Intuit, Inc.	4,718	1,254,705
Microsoft Corp.	47,848	6,652,304
Salesforce.com, Inc. (a)	10,398	1,543,479
ServiceNow, Inc. (a)	3,522	894,060
Synopsys, Inc. (a)	7,155	982,024
Workday, Inc. Class A (a)	5,235	889,741
		17,482,932
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	21,597	4,837,080

TOTAL INFORMATION TECHNOLOGY		41,598,051

MATERIALS - 3.1%
Chemicals - 3.1%
Ecolab, Inc.	6,832	1,353,009
Linde PLC	7,327	1,419,386
Sherwin-Williams Co.	1,937	1,065,098
		3,837,493
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexandria Real Estate Equities, Inc.	6,119	942,571
American Tower Corp.	7,705	1,703,807
Crown Castle International Corp.	9,842	1,368,136
Equinix, Inc.	2,474	1,427,003
Equity Lifestyle Properties, Inc.	6,497	867,999
Extra Space Storage, Inc.	7,456	871,010
Prologis, Inc.	17,346	1,478,226
SBA Communications Corp. Class A	4,434	1,069,259
		9,728,011
UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	7,531	1,754,648
TOTAL COMMON STOCKS
(Cost $121,159,901)		122,407,343

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.96% (b)
(Cost $1,597,947)	1,597,627	1,597,947
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $122,757,848)		124,005,290
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(151,274)
NET ASSETS - 100%		$123,854,016

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,545
Total	$4,545

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $121,159,901)	$122,407,343
Fidelity Central Funds (cost $1,597,947)	1,597,947
Total Investment in Securities (cost $122,757,848)		$124,005,290
Cash		43,718
Receivable for investments sold		1,011,056
Dividends receivable		35,192
Distributions receivable from Fidelity Central Funds		2,627
Other receivables		3
Total assets		125,097,886
Liabilities
Payable for investments purchased	$1,015,665
Payable for fund shares redeemed	181,183
Accrued management fee	47,022
Total liabilities		1,243,870
Net Assets		$123,854,016
Net Assets consist of:
Paid in capital		$122,649,527
Total accumulated earnings (loss)		1,204,489
Net Assets, for 11,951,224 shares outstanding		$123,854,016
Net Asset Value, offering price and redemption price per share ($123,854,016 ÷ 11,951,224 shares)		$10.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 13, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Investment Income
Dividends		$183,787
Income from Fidelity Central Funds		4,545
Total income		188,332
Expenses
Management fee	$69,426
Independent trustees' fees and expenses	23
Total expenses before reductions	69,449
Expense reductions	(7)
Total expenses after reductions		69,442
Net investment income (loss)		118,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(161,840)
Foreign currency transactions	(3)
Total net realized gain (loss)		(161,843)
Change in net unrealized appreciation (depreciation) on investment securities		1,247,442
Net gain (loss)		1,085,599
Net increase (decrease) in net assets resulting from operations		$1,204,489

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 13, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,890
Net realized gain (loss)	(161,843)
Change in net unrealized appreciation (depreciation)	1,247,442
Net increase (decrease) in net assets resulting from operations	1,204,489
Share transactions
Proceeds from sales of shares	126,639,790
Cost of shares redeemed	(3,990,263)
Net increase (decrease) in net assets resulting from share transactions	122,649,527
Total increase (decrease) in net assets	123,854,016
Net Assets
Beginning of period	–
End of period	$123,854,016
Other Information
Shares
Sold	12,333,189
Redeemed	(381,965)
Net increase (decrease)	11,951,224

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Magellan K6 Fund

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.34
Total from investment operations	.36
Net asset value, end of period	$10.36
Total ReturnC,D	3.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G,H
Expenses net of fee waivers, if any	.46%G,H
Expenses net of all reductions	.46%G,H
Net investment income (loss)	.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$123,854
Portfolio turnover rate	33%I,J

 A For the period June 13, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount not annualized.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity Magellan K6 Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,140,598
Gross unrealized depreciation	(1,904,178)
Net unrealized appreciation (depreciation)	$1,236,420
Tax cost	$122,768,870

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $10,325,848 and $11,537,765, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $129 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $124,779,539 in exchange for 12,149,906 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 13, 2019 to September 30, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2019	Expenses Paid During Period
Actual	.46%	$1,000.00	$1,036.00	$1.41-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 110/366 (to reflect the period June 13, 2019 to September 30, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan K6 Fund

On March 6, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

MAG-K6-SANN-1119
1.9893882.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 25, 2019